Item 1. Schedule of Investments:
--------------------------------

PUTNAM CAPITAL OPPORTUNITIES FUND

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Capital Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (98.8%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.6%)
-----------------------------------------------------------------------------------------------------------
         $8,373  Goodrich Corp.                                                                    $287,194
        133,300  United Defense Industries, Inc.                                                  6,389,069
                                                                                              -------------
                                                                                                  6,676,263

Airlines (0.3%)
-----------------------------------------------------------------------------------------------------------
        244,700  ExpressJet Holdings, Inc. (NON) (S)                                              2,699,041

Automotive (3.4%)
-----------------------------------------------------------------------------------------------------------
        218,375  American Axle & Manufacturing Holdings,
                 Inc. (S)                                                                         5,863,369
        460,848  Autoliv, Inc.                                                                   21,728,983
          6,208  BorgWarner, Inc. (S)                                                               333,308
        470,715  Tenneco Automotive, Inc. (NON)                                                   7,597,340
                                                                                              -------------
                                                                                                 35,523,000

Banking (4.7%)
-----------------------------------------------------------------------------------------------------------
        137,913  Commerce Bancorp, Inc. (S)                                                       7,935,514
          1,275  Community Bancorp (NON)                                                             35,726
        242,866  Compass Bancshares, Inc. (S)                                                    11,373,415
        167,812  Doral Financial Corp. (S)                                                        7,257,869
        154,504  FirstFed Financial Corp. (NON) (S)                                               8,219,613
        190,500  Flagstar Bancorp, Inc. (S)                                                       4,004,310
         13,295  Hibernia Corp. Class A (S)                                                         349,924
         10,648  International Bancshares Corp.                                                     407,712
          1,218  Investors Financial Services Corp. (S)                                              61,399
          3,352  PFF Bancorp, Inc. (S)                                                              143,935
        232,756  R&G Financial Corp. Class B                                                      8,581,714
          8,470  Texas Regional Bancshares, Inc.                                                    262,104
          8,952  Westcorp                                                                           407,943
                                                                                              -------------
                                                                                                 49,041,178

Beverage (--%)
-----------------------------------------------------------------------------------------------------------
          5,380  Adolph Coors Co. Class B                                                           401,348

Biotechnology (0.6%)
-----------------------------------------------------------------------------------------------------------
          5,789  Amylin Pharmaceuticals, Inc. (NON)                                                 129,731
         54,848  Connetics Corp. (NON) (S)                                                        1,339,388
          3,999  MGI Pharma, Inc. (NON)                                                              90,737
         41,566  Neurocrine Biosciences, Inc. (NON)                                               1,901,645
         90,636  Telik, Inc. (NON) (S)                                                            1,723,897
                                                                                              -------------
                                                                                                  5,185,398

Broadcasting (--%)
-----------------------------------------------------------------------------------------------------------
          8,401  Hearst-Argyle Television, Inc. (S)                                                 218,594

Chemicals (2.3%)
-----------------------------------------------------------------------------------------------------------
          6,676  Cambrex Corp. (S)                                                                  148,942
        465,047  Georgia Gulf Corp. (S)                                                          23,782,504
          6,058  MacDermid, Inc.                                                                    194,704
          6,702  Valspar Corp.                                                                      328,398
                                                                                              -------------
                                                                                                 24,454,548

Coal (--%)
-----------------------------------------------------------------------------------------------------------
          4,125  CONSOL Energy, Inc.                                                                174,034
          2,816  Peabody Energy Corp.                                                               238,656
                                                                                              -------------
                                                                                                    412,690

Commercial and Consumer Services (4.6%)
-----------------------------------------------------------------------------------------------------------
         12,100  4Kids Entertainment, Inc. (NON)                                                    223,003
        545,982  Administaff, Inc. (NON) (S)                                                      7,965,877
        495,594  Brink's Co. (The)                                                               17,548,984
         13,159  Catalina Marketing Corp. (S)                                                       338,186
          4,556  G & K Services, Inc. Class A                                                       203,152
        703,058  Sabre Holdings Corp. (S)                                                        14,834,524
        209,700  West Corp. (NON) (S)                                                             7,001,883
                                                                                              -------------
                                                                                                 48,115,609

Communications Equipment (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,010,659  Aspect Communications Corp. (NON) (S)                                           11,278,954
        309,179  Inter-Tel, Inc. (S)                                                              8,190,152
         23,458  Tellabs, Inc. (NON)                                                                167,021
                                                                                              -------------
                                                                                                 19,636,127

Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
        442,897  Checkpoint Systems, Inc. (NON)                                                   6,891,477
          6,396  Logitech International SA ADR
                 (Switzerland) (NON)                                                                393,994
          1,676  Micros Systems, Inc. (NON)                                                         117,152
                                                                                              -------------
                                                                                                  7,402,623

Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
         11,660  Crane Co. (Australia) (S)                                                          332,310
          7,140  SPX Corp. (S)                                                                      299,166
                                                                                              -------------
                                                                                                    631,476

Consumer Finance (3.6%)
-----------------------------------------------------------------------------------------------------------
        152,400  Accredited Home Lenders Holding Co.
                 (NON) (S)                                                                        7,403,592
        186,600  CompuCredit Corp. (NON) (S)                                                      5,347,956
          1,300  First Marblehead Corp. (The) (NON)                                                  83,629
      1,465,051  Providian Financial Corp. (NON) (S)                                             24,437,051
                                                                                              -------------
                                                                                                 37,272,228

Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
         12,034  Blyth Industries, Inc.                                                             377,988
          3,235  Energizer Holdings, Inc. (NON)                                                     183,133
          4,599  Scotts Co. (The) Class A (NON)                                                     312,548
        530,583  Yankee Candle Co., Inc. (The) (NON) (S)                                         17,381,899
                                                                                              -------------
                                                                                                 18,255,568

Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
         16,618  Labor Ready, Inc. (NON)                                                            263,229

Containers (--%)
-----------------------------------------------------------------------------------------------------------
          3,910  Ball Corp.                                                                         167,035
          4,308  Sealed Air Corp. (NON)                                                             221,000
                                                                                              -------------
                                                                                                    388,035

Electric Utilities (2.2%)
-----------------------------------------------------------------------------------------------------------
        310,573  Alliant Energy Corp. (S)                                                         8,540,758
          6,200  Black Hills Corp.                                                                  184,698
          3,747  NSTAR                                                                              210,881
          1,520  Pinnacle West Capital Corp.                                                         63,384
        559,171  Puget Energy, Inc.                                                              13,431,287
          6,810  Westar Energy, Inc.                                                                158,673
                                                                                              -------------
                                                                                                 22,589,681

Electronics (2.5%)
-----------------------------------------------------------------------------------------------------------
          8,296  Amphenol Corp. Class A                                                             326,282
         19,453  ATI Technologies, Inc. (Canada) (NON)
                 (S)                                                                                337,120
        664,600  Integrated Device Technology, Inc. (NON)
                 (S)                                                                              7,802,404
         15,633  Omnivision Technologies, Inc. (NON) (S)                                            253,724
          3,996  SanDisk Corp. (NON) (S)                                                             98,701
        537,800  Storage Technology Corp. (NON)                                                  16,935,322
                                                                                              -------------
                                                                                                 25,753,553

Engineering & Construction (1.3%)
-----------------------------------------------------------------------------------------------------------
        162,613  Eagle Materials, Inc. (S)                                                       12,970,013
          7,304  EMCOR Group, Inc. (NON) (S)                                                        313,780
         12,300  Granite Construction, Inc.                                                         306,270
                                                                                              -------------
                                                                                                 13,590,063

Environmental (--%)
-----------------------------------------------------------------------------------------------------------
         10,416  TETRA Technologies, Inc. (NON) (S)                                                 290,606

Financial (2.2%)
-----------------------------------------------------------------------------------------------------------
         89,600  New Century Financial Corp. (R) (S)                                              5,366,144
        303,313  PMI Group, Inc. (The) (S)                                                       12,062,758
         28,062  Student Loan Corp.                                                               5,069,681
                                                                                              -------------
                                                                                                 22,498,583

Food (--%)
-----------------------------------------------------------------------------------------------------------
          5,600  Sanderson Farms, Inc.                                                              244,776

Forest Products and Packaging (1.2%)
-----------------------------------------------------------------------------------------------------------
        206,907  Albany International Corp. (S)                                                   7,065,874
        225,652  Louisiana-Pacific Corp. (S)                                                      5,776,691
                                                                                              -------------
                                                                                                 12,842,565

Health Care Services (5.2%)
-----------------------------------------------------------------------------------------------------------
          7,490  Amedisys, Inc. (NON) (S)                                                           225,449
        184,645  Cerner Corp. (NON) (S)                                                           9,186,089
          8,161  Coventry Health Care, Inc. (NON)                                                   464,361
          2,309  DaVita, Inc. (NON) (S)                                                              96,886
        549,555  Health Net, Inc. (NON)                                                          15,986,555
          6,198  Humana, Inc. (NON)                                                                 212,405
        172,016  Lincare Holdings, Inc. (NON) (S)                                                 7,138,664
        591,196  Manor Care, Inc.                                                                20,425,822
          9,750  Steris Corp. (NON)                                                                 231,270
          1,845  Sunrise Assisted Living, Inc. (NON) (S)                                             84,556
                                                                                              -------------
                                                                                                 54,052,057

Homebuilding (3.2%)
-----------------------------------------------------------------------------------------------------------
         42,348  NVR, Inc. (NON)                                                                 33,507,855

Household Furniture and Appliances (1.2%)
-----------------------------------------------------------------------------------------------------------
        186,654  Whirlpool Corp. (S)                                                             12,741,002

Insurance (4.6%)
-----------------------------------------------------------------------------------------------------------
          5,728  American Financial Group, Inc.                                                     176,365
          2,144  AmerUs Group Co.                                                                    95,558
         65,500  Delphi Financial Group Class A (S)                                               2,943,570
          5,607  Everest Re Group, Ltd. (Bermuda)                                                   487,248
        192,905  IPC Holdings, Ltd. (Bermuda) (S)                                                 8,142,520
          5,499  Mercury General Corp. (S)                                                          312,893
          3,277  Ohio Casualty Corp. (NON) (S)                                                       75,338
          2,233  Protective Life Corp. (S)                                                           91,910
        243,542  Radian Group, Inc. (S)                                                          11,675,403
        166,276  RenaissanceRe Holdings, Ltd. (Bermuda)
                 (S)                                                                              8,348,718
          2,350  Selective Insurance Group (S)                                                      101,450
         47,208  Stancorp Financial Group (S)                                                     4,012,680
        235,637  W.R. Berkley Corp.                                                              11,239,885
                                                                                              -------------
                                                                                                 47,703,538

Investment Banking/Brokerage (2.5%)
-----------------------------------------------------------------------------------------------------------
        108,516  Affiliated Managers Group (NON) (S)                                              6,881,000
        298,800  American Capital Strategies, Ltd. (S)                                           10,159,200
        244,542  Eaton Vance Corp. (S)                                                            6,120,886
         88,800  IndyMac Bancorp, Inc. (S)                                                        3,282,048
                                                                                              -------------
                                                                                                 26,443,134

Leisure (1.1%)
-----------------------------------------------------------------------------------------------------------
         14,202  Artic Cat, Inc.                                                                    360,021
        289,551  Monaco Coach Corp. (S)                                                           5,359,589
        165,600  Winnebago Industries, Inc.                                                       5,711,544
                                                                                              -------------
                                                                                                 11,431,154

Lodging/Tourism (--%)
-----------------------------------------------------------------------------------------------------------
          6,200  Host Marriott Corp. (S)                                                             99,200

Machinery (3.5%)
-----------------------------------------------------------------------------------------------------------
        214,766  Manitowoc Co., Inc. (The)                                                        7,817,482
        668,458  Terex Corp. (NON)                                                               28,777,117
                                                                                              -------------
                                                                                                 36,594,599

Manufacturing (1.3%)
-----------------------------------------------------------------------------------------------------------
          6,839  Acuity Brands, Inc.                                                                187,867
        519,666  Flowserve Corp. (NON) (S)                                                       12,965,667
          7,963  Griffon Corp. (NON)                                                                214,444
          2,277  Mettler-Toledo International, Inc.
                 (Switzerland) (NON) (S)                                                            114,214
          3,600  York International Corp. (S)                                                       130,752
                                                                                              -------------
                                                                                                 13,612,944

Medical Technology (3.9%)
-----------------------------------------------------------------------------------------------------------
        172,844  American Medical Systems Holdings, Inc.
                 (NON)                                                                            6,787,584
          6,690  Bausch & Lomb, Inc.                                                                487,634
        462,763  Charles River Laboratories
                 International, Inc. (NON) (S)                                                   21,925,711
          6,394  Diagnostic Products Corp. (S)                                                      324,623
        104,531  Epix Pharmaceuticals, Inc. (NON) (S)                                             1,008,724
          3,820  Haemonetics Corp. (NON)                                                            148,483
        153,183  Respironics, Inc. (NON)                                                          8,869,296
                                                                                              -------------
                                                                                                 39,552,055

Metal Fabricators (0.1%)
-----------------------------------------------------------------------------------------------------------
         26,669  Mueller Industries, Inc.                                                           845,407

Metals (1.1%)
-----------------------------------------------------------------------------------------------------------
        186,500  Carpenter Technology Corp. (S)                                                  11,424,990
          3,390  Steel Dynamics, Inc. (S)                                                           128,142
                                                                                              -------------
                                                                                                 11,553,132

Natural Gas Utilities (1.7%)
-----------------------------------------------------------------------------------------------------------
        226,385  Energen Corp. (S)                                                               13,275,216
          6,970  National Fuel Gas Co. (S)                                                          196,554
        155,790  WGL Holdings, Inc. (S)                                                           4,729,784
                                                                                              -------------
                                                                                                 18,201,554

Office Equipment & Supplies (--%)
-----------------------------------------------------------------------------------------------------------
          5,496  Middleby Corp.                                                                     276,834

Oil & Gas (6.3%)
-----------------------------------------------------------------------------------------------------------
        336,564  Cabot Oil & Gas Corp. Class A (S)                                               15,845,433
        742,632  Denbury Resources, Inc. (NON) (S)                                               21,684,854
        216,100  Giant Industries, Inc. (NON) (S)                                                 6,305,798
        796,100  Meridian Resource Corp. (NON)                                                    4,227,291
        113,668  Noble Energy, Inc. (S)                                                           6,725,736
         10,513  Plains Exploration & Production Co.
                 (NON)                                                                              302,564
          2,919  Sunoco, Inc. (S)                                                                   255,383
          9,300  Universal Compression Holdings, Inc.
                 (NON)                                                                              361,956
        424,300  Vintage Petroleum, Inc. (S)                                                     10,272,303
                                                                                              -------------
                                                                                                 65,981,318

Pharmaceuticals (--%)
-----------------------------------------------------------------------------------------------------------
          7,903  Endo Pharmaceuticals Holdings, Inc.
                 (NON) (S)                                                                          166,042
          5,190  Salix Pharmaceuticals, Ltd. (NON)                                                   78,110
                                                                                              -------------
                                                                                                    244,152

Publishing (--%)
-----------------------------------------------------------------------------------------------------------
          7,964  Belo Corp. Class A                                                                 186,278

Real Estate (4.5%)
-----------------------------------------------------------------------------------------------------------
         11,506  Capital Automotive (R)                                                             375,901
         85,052  CBL & Associates Properties (R) (S)                                              5,849,877
         13,289  General Growth Properties, Inc. (R) (S)                                            422,192
        120,700  IMPAC Mortgage Holdings, Inc. (R) (S)                                            2,756,788
          8,406  Innkeepers USA Trust (R)                                                           113,481
          2,900  Mills Corp. (R) (S)                                                                162,197
        276,567  National Health Investors, Inc. (R) (S)                                          7,074,584
        301,500  Novastar Financial, Inc. (R) (S)                                                13,890,105
         54,000  RAIT Investment Trust (R)                                                        1,401,300
        129,100  Redwood Trust, Inc. (R)                                                          7,314,806
        453,600  Senior Housing Properties Trust (R) (S)                                          7,507,080
          4,156  Tanger Factory Outlet Centers (R)                                                   98,082
          5,879  Ventas, Inc. (R)                                                                   150,502
                                                                                              -------------
                                                                                                 47,116,895

Restaurants (--%)
-----------------------------------------------------------------------------------------------------------
          5,655  CEC Entertainment, Inc. (NON) (S)                                                  221,337
          8,809  Ruby Tuesday, Inc.                                                                 224,101
                                                                                              -------------
                                                                                                    445,438

Retail (8.8%)
-----------------------------------------------------------------------------------------------------------
        278,544  Abercrombie & Fitch Co. Class A                                                 13,960,625
         13,594  AnnTaylor Stores Corp. (NON) (S)                                                   292,135
         10,167  BJ's Wholesale Club, Inc. (NON) (S)                                                290,878
         19,652  Claire's Stores, Inc.                                                              405,421
        642,040  Michaels Stores, Inc. (S)                                                       19,742,730
        532,428  Movie Gallery, Inc. (S)                                                         11,154,367
          6,800  NBTY, Inc. (NON)                                                                   186,184
        611,201  Rent-A-Center, Inc. (NON) (S)                                                   14,968,312
        100,369  ShopKo Stores, Inc. (NON) (S)                                                    1,809,653
        882,384  Supervalu, Inc. (S)                                                             27,892,158
          6,039  Timberland Co. (The) Class A (NON)                                                 397,004
         14,514  Zale Corp. (NON) (S)                                                               385,492
                                                                                              -------------
                                                                                                 91,484,959

Schools (--%)
-----------------------------------------------------------------------------------------------------------
          4,363  DeVry, Inc. (NON)                                                                   77,400
         11,573  Education Management Corp. (NON)                                                   369,642
                                                                                              -------------
                                                                                                    447,042

Semiconductor (--%)
-----------------------------------------------------------------------------------------------------------
         10,487  Lam Research Corp. (NON)                                                           280,632
          4,800  Sigmatel, Inc. (NON)                                                               189,168
                                                                                              -------------
                                                                                                    469,800

Software (6.6%)
-----------------------------------------------------------------------------------------------------------
          8,538  Ansys, Inc. (NON) (S)                                                              275,777
          3,254  Autodesk, Inc.                                                                      95,570
      1,583,917  BMC Software, Inc. (NON) (SEG)                                                  26,657,323
      1,241,152  Citrix Systems, Inc. (NON) (S)                                                  26,622,710
        319,784  McAfee, Inc. (NON)                                                               8,266,416
        262,688  THQ, Inc. (NON) (S)                                                              5,844,808
                                                                                              -------------
                                                                                                 67,762,604

Technology (--%)
-----------------------------------------------------------------------------------------------------------
          4,680  Dun & Bradstreet Corp. (The) (NON)                                                 271,908

Technology Services (3.2%)
-----------------------------------------------------------------------------------------------------------
        433,770  Acxiom Corp.                                                                    10,011,412
          3,500  Checkfree Corp. (NON)                                                              136,500
        748,874  Earthlink, Inc. (NON) (S)                                                        7,511,206
          3,620  Equifax, Inc.                                                                      102,446
        118,100  Transaction Systems Architects, Inc.
                 (NON)                                                                            2,508,444
      1,257,255  United Online, Inc. (NON)                                                       13,553,209
                                                                                              -------------
                                                                                                 33,823,217

Telecommunications (1.3%)
-----------------------------------------------------------------------------------------------------------
         47,254  Commonwealth Telephone Enterprises, Inc.
                 (NON) (S)                                                                        2,260,631
      1,130,496  Premiere Global Services, Inc. (NON)                                            11,112,776
                                                                                              -------------
                                                                                                 13,373,407

Textiles (1.3%)
-----------------------------------------------------------------------------------------------------------
          7,446  Liz Claiborne, Inc.                                                                312,285
         31,208  Tommy Hilfiger Corp. (Hong Kong) (NON)
                 (S)                                                                                306,463
        375,200  Wolverine World Wide, Inc. (S)                                                  11,792,536
                                                                                              -------------
                                                                                                 12,411,284

Tire & Rubber (1.8%)
-----------------------------------------------------------------------------------------------------------
        845,328  Cooper Tire & Rubber (S)                                                        18,267,538

Toys (1.6%)
-----------------------------------------------------------------------------------------------------------
        862,438  Hasbro, Inc. (S)                                                                16,903,785

Waste Management (--%)
-----------------------------------------------------------------------------------------------------------
          3,310  URS Corp. (NON)                                                                     93,375
                                                                                              -------------
                 Total Common stocks  (cost $861,152,347)                                     $1,030,284,247

Short-term investments (17.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
   $170,283,826  Short-term investments held as collateral for loaned securities with yields ranging from 2.29% to 2.65%
                 and due dates ranging from February 1, 2005 to
                 March 22, 2005 (d)                                                            $170,198,449
     16,039,888  Putnam Prime Money Market Fund (e)                                              16,039,888
                                                                                              -------------
                 Total Short-term investments  (cost $186,238,337)                             $186,238,337
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,047,390,684)(b)                                  $1,216,522,584
-----------------------------------------------------------------------------------------------------------





Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                Aggregate      Expiration        Unrealized
                                                Value          face value            date      appreciation
-----------------------------------------------------------------------------------------------------------
Russell 2000 Index Mini (Long)             $5,003,200          $4,937,900          Mar-05           $65,300
S&P 500 Index (Long)                        3,545,100           3,540,195          Mar-05             4,905
-----------------------------------------------------------------------------------------------------------
                                                                                                    $70,205
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,042,608,531.

  (b) The aggregate identified cost on a tax basis is $1,048,101,511, resulting in gross unrealized appreciation and depreciation of $200,250,875 and $31,829,802, respectively, or net unrealized appreciation of $168,421,073.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At January 31, 2005, the value of securities loaned amounted to $165,248,409.
      The fund received cash collateral of $170,198,449 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam
      Prime Money Market Fund, an open-end management investment company managed by Putnam Investment
      Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam,
      LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam
      Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.
      Income distributions earned by the fund totaled $126,012 for the period ended January 31, 2005.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.
      If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the
      Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
      Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005



Item 1. Schedule of Investments:
--------------------------------
Putnam Mid Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (99.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Automotive (1.3%)
-----------------------------------------------------------------------------------------------------------
        169,800  Autoliv, Inc.                                                                   $8,006,070
         42,100  Lear Corp.                                                                       2,273,400
                                                                                              -------------
                                                                                                 10,279,470

Banking (9.0%)
-----------------------------------------------------------------------------------------------------------
        146,600  City National Corp.                                                             10,231,214
        165,900  Comerica, Inc.                                                                   9,598,974
         95,700  Commerce Bancorp, Inc. (S)                                                       5,506,578
        242,200  Compass Bancshares, Inc.                                                        11,342,226
        216,700  Cullen/Frost Bankers, Inc.                                                      10,176,232
        180,670  Marshall & Ilsley Corp.                                                          7,734,483
        285,420  Synovus Financial Corp. (S)                                                      7,743,445
        131,870  Zions Bancorp.                                                                   8,943,423
                                                                                              -------------
                                                                                                 71,276,575

Basic Materials (0.9%)
-----------------------------------------------------------------------------------------------------------
        124,870  Vulcan Materials Co.                                                             7,052,658

Beverage (0.8%)
-----------------------------------------------------------------------------------------------------------
         86,400  Adolph Coors Co. Class B                                                         6,445,440

Broadcasting (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,329,600  UnitedGlobalCom, Inc. Class A (NON)                                             12,990,192

Chemicals (4.2%)
-----------------------------------------------------------------------------------------------------------
        413,400  Great Lakes Chemical Corp. (S)                                                  10,934,430
        506,800  Lyondell Chemical Co.                                                           14,910,056
        166,400  Rohm & Haas Co.                                                                  7,361,536
                                                                                              -------------
                                                                                                 33,206,022

Coal (0.8%)
-----------------------------------------------------------------------------------------------------------
        145,100  CONSOL Energy, Inc.                                                              6,121,769

Commercial and Consumer Services (0.7%)
-----------------------------------------------------------------------------------------------------------
         88,700  CDW Corp.                                                                        5,188,950

Computers (0.3%)
-----------------------------------------------------------------------------------------------------------
         41,900  Logitech International SA ADR
                 (Switzerland) (NON)                                                              2,581,040

Conglomerates (1.6%)
-----------------------------------------------------------------------------------------------------------
        182,590  Textron, Inc.                                                                   13,142,828

Consumer (2.2%)
-----------------------------------------------------------------------------------------------------------
        532,300  Eastman Kodak Co.                                                               17,613,807

Consumer Finance (5.2%)
-----------------------------------------------------------------------------------------------------------
      1,034,700  AmeriCredit Corp. (NON)                                                         25,401,885
        970,000  Providian Financial Corp. (NON)                                                 16,179,600
                                                                                              -------------
                                                                                                 41,581,485

Consumer Goods (0.6%)
-----------------------------------------------------------------------------------------------------------
         82,100  Alberto-Culver Co.                                                               4,453,925

Containers (1.5%)
-----------------------------------------------------------------------------------------------------------
        180,400  Ball Corp.                                                                       7,706,688
        186,800  Owens-Illinois, Inc. (NON)                                                       4,244,096
                                                                                              -------------
                                                                                                 11,950,784

Electric Utilities (6.0%)
-----------------------------------------------------------------------------------------------------------
        115,600  Ameren Corp.                                                                     5,793,872
        191,100  Edison International                                                             6,205,017
        139,100  FPL Group, Inc.                                                                 10,660,624
         78,380  Progress Energy, Inc.                                                            3,468,315
        186,900  TXU Corp. (S)                                                                   12,933,480
        243,000  Wisconsin Energy Corp.                                                           8,305,740
                                                                                              -------------
                                                                                                 47,367,048

Electronics (4.7%)
-----------------------------------------------------------------------------------------------------------
        537,400  American Power Conversion Corp.                                                 11,430,498
        259,300  Amphenol Corp. Class A                                                          10,198,269
        983,600  Atmel Corp. (NON)                                                                3,009,816
        367,500  Jabil Circuit, Inc. (NON)                                                        8,661,975
         63,600  W.W. Grainger, Inc. (S)                                                          3,892,956
                                                                                              -------------
                                                                                                 37,193,514

Energy (2.5%)
-----------------------------------------------------------------------------------------------------------
        198,300  National-Oilwell, Inc. (NON)                                                     7,313,304
         50,900  Noble Corp. (Cayman Islands) (NON)                                               2,715,515
        311,600  Varco International, Inc. (NON)                                                  9,538,076
                                                                                              -------------
                                                                                                 19,566,895

Financial (1.9%)
-----------------------------------------------------------------------------------------------------------
        176,600  CIT Group, Inc.                                                                  7,129,342
        119,000  MGIC Investment Corp.                                                            7,604,100
                                                                                              -------------
                                                                                                 14,733,442

Food (1.2%)
-----------------------------------------------------------------------------------------------------------
        310,200  Smithfield Foods, Inc. (NON) (S)                                                 9,389,754

Health Care Services (8.6%)
-----------------------------------------------------------------------------------------------------------
        369,600  AmerisourceBergen Corp.                                                         21,540,288
         44,100  CIGNA Corp.                                                                      3,539,025
         38,700  Coventry Health Care, Inc. (NON)                                                 2,202,030
        119,200  Express Scripts, Inc. (NON)                                                      8,843,448
        174,400  Laboratory Corp. of America Holdings
                 (NON)                                                                            8,345,040
        300,700  Lincare Holdings, Inc. (NON)                                                    12,479,050
        374,000  Omnicare, Inc.                                                                  11,500,500
                                                                                              -------------
                                                                                                 68,449,381

Homebuilding (0.9%)
-----------------------------------------------------------------------------------------------------------
        129,900  Lennar Corp.                                                                     7,335,453

Household Furniture and Appliances (1.3%)
-----------------------------------------------------------------------------------------------------------
        151,600  Whirlpool Corp.                                                                 10,348,216

Insurance (6.2%)
-----------------------------------------------------------------------------------------------------------
        306,800  Fremont General Corp. (S)                                                        7,513,532
        102,950  MBIA, Inc.                                                                       6,150,233
        113,610  Mercury General Corp.                                                            6,464,409
        151,600  Radian Group, Inc.                                                               7,267,704
         48,100  Stancorp Financial Group                                                         4,088,500
        130,800  Torchmark Corp.                                                                  7,141,680
         97,600  Willis Group Holdings, Ltd. (Bermuda)                                            3,775,168
         89,700  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                         6,707,766
                                                                                              -------------
                                                                                                 49,108,992

Investment Banking/Brokerage (2.7%)
-----------------------------------------------------------------------------------------------------------
         35,900  Bear Stearns Cos., Inc. (The)                                                    3,628,054
        187,400  Federated Investors, Inc.                                                        5,505,812
        205,800  IndyMac Bancorp, Inc.                                                            7,606,368
         59,000  Legg Mason, Inc. (S)                                                             4,556,570
                                                                                              -------------
                                                                                                 21,296,804

Lodging/Tourism (0.8%)
-----------------------------------------------------------------------------------------------------------
        100,940  Marriott International, Inc. Class A (S)                                         6,377,389

Machinery (1.3%)
-----------------------------------------------------------------------------------------------------------
        154,900  Parker-Hannifin Corp.                                                           10,093,284

Manufacturing (1.9%)
-----------------------------------------------------------------------------------------------------------
        191,630  Dover Corp.                                                                      7,339,429
        103,800  Ingersoll-Rand Co. Class A (Bermuda)                                             7,720,644
                                                                                              -------------
                                                                                                 15,060,073

Media (1%)
-----------------------------------------------------------------------------------------------------------
      1,402,900  Gemstar-TV Guide International, Inc.
                 (NON)                                                                            7,744,008

Metals (0.7%)
-----------------------------------------------------------------------------------------------------------
        113,000  United States Steel Corp.                                                        5,853,400

Natural Gas Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
        131,800  National Fuel Gas Co. (S)                                                        3,716,760

Oil & Gas (5.5%)
-----------------------------------------------------------------------------------------------------------
         40,400  Amerada Hess Corp.                                                               3,500,660
        144,500  EOG Resources, Inc. (S)                                                         10,729,125
         84,500  Marathon Oil Corp.                                                               3,272,685
        199,050  Newfield Exploration Co. (NON)                                                  12,181,860
        124,800  Unocal Corp.                                                                     5,936,736
        261,900  Western Gas Resources, Inc.                                                      7,974,855
                                                                                              -------------
                                                                                                 43,595,921

Pharmaceuticals (2.4%)
-----------------------------------------------------------------------------------------------------------
        331,800  Andrx Group (NON) (S)                                                            7,246,512
        321,900  Par Pharmaceutical Cos., Inc. (NON) (S)                                         12,200,010
                                                                                              -------------
                                                                                                 19,446,522

Real Estate (3.0%)
-----------------------------------------------------------------------------------------------------------
         97,221  Capital Automotive (R)                                                           3,176,210
         79,800  CB Richard Ellis Group, Inc. Class A
                 (NON)                                                                            2,792,202
        194,230  Equity Residential Properties Trust (R)                                          6,126,014
         71,300  General Growth Properties, Inc. (R)                                              2,265,201
        174,920  Post Properties, Inc. (R) (S)                                                    5,541,466
        138,300  Ventas, Inc. (R)                                                                 3,540,480
                                                                                              -------------
                                                                                                 23,441,573

Restaurants (0.4%)
-----------------------------------------------------------------------------------------------------------
        110,500  Darden Restaurants, Inc.                                                         3,266,380

Retail (3.8%)
-----------------------------------------------------------------------------------------------------------
        121,200  Foot Locker, Inc.                                                                3,262,704
        115,960  JC Penney Co., Inc. (Holding Co.)                                                4,953,811
      1,461,524  Rite Aid Corp. (NON)                                                             5,173,795
        368,100  Ross Stores, Inc.                                                               10,535,022
        187,600  Supervalu, Inc.                                                                  5,930,036
                                                                                              -------------
                                                                                                 29,855,368

Shipping (1.3%)
-----------------------------------------------------------------------------------------------------------
        223,980  CNF Transportation, Inc.                                                        10,506,902

Software (0.5%)
-----------------------------------------------------------------------------------------------------------
        309,200  Cadence Design Systems, Inc. (NON) (S)                                           4,121,636

Technology Services (4.5%)
-----------------------------------------------------------------------------------------------------------
        206,450  Computer Sciences Corp. (NON)                                                   10,636,304
        176,700  Fiserv, Inc. (NON)                                                               6,758,775
        114,000  Global Payments, Inc.                                                            6,531,060
        640,800  Ingram Micro, Inc. Class A (NON)                                                11,841,984
                                                                                              -------------
                                                                                                 35,768,123

Telecommunications (1.5%)
-----------------------------------------------------------------------------------------------------------
        229,500  CenturyTel, Inc.                                                                 7,481,700
        435,316  Earthlink, Inc. (NON)                                                            4,366,219
                                                                                              -------------
                                                                                                 11,847,919

Tobacco (1.2%)
-----------------------------------------------------------------------------------------------------------
        192,700  UST, Inc.                                                                        9,762,182

Toys (0.8%)
-----------------------------------------------------------------------------------------------------------
        339,600  Mattel, Inc.                                                                     6,605,220

Waste Management (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,088,800  Allied Waste Industries, Inc. (NON) (S)                                          9,047,928
        117,200  Republic Services, Inc.                                                          3,864,084
                                                                                              -------------
                                                                                                 12,912,012
                                                                                              -------------
                 Total Common stocks  (cost $656,282,043)                                      $788,649,116

Short-term investments (6.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $35,798,719  Short-term investments held as collateral for loaned securities with yields ranging from 2.29%
                 to 2.65% and due dates ranging from
                 February 1, 2005 to March 22, 2005. (d)                                        $35,780,770
     13,460,703  Putnam Prime Money Market Fund (e)                                              13,460,703
                                                                                              -------------
                 Total Short-term investments  (cost $49,241,473)                               $49,241,473
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $705,523,516)(b)                                      $837,890,589
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $793,295,501.

  (b) The aggregate identified cost on a tax basis is $713,233,947, resulting in gross unrealized appreciation and depreciation of $135,653,712 and $10,997,070, respectively, or net unrealized appreciation of $124,656,642.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at January 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at January 31, 2005

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $34,579,294. The fund received cash collateral of $35,780,770 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $120,416 for the period ended January 31, 2005.

      ADR after the name of a foreign holding stands for American Depositary Receipts Shares representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.
      If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005